UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 13F-NT
                             FORM 13F-NT COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:       09/30/2005

CHECK HERE IF AMENDMENT             [ ]      AMENDMENT NUMBER:
THIS AMENDMENT                      [ ]      IS A RESTATEMENT
                                    [ ]      ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:             SIMMONS FIRST NATIONAL CORPORATION
ADDRESS:          501 MAIN STREET
                  PINE BLUFF, AR 71601

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:             JOHN L. RUSH
TITLE:            SECRETARY
PHONE:            (870) 541-1111

SIGNATURE, PLACE, AND DATE OF SIGNING:


   /s/ JOHN L. RUSH               PINE BLUFF, AR                  11/7/05
----------------------        ----------------------      ----------------------


REPORT TYPE (CHECK ONLY ONE):

         [ ]      13F HOLDINGS REPORT

         [X]      13F NOTICE

         [ ]      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
         SIMMONS FIRST TRUST COMPANY, N.A.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.